Parent-Only Financial Statements - Schedule of Condensed Balance Sheets (Parentheticals) (Details) - Parent [Member] - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Class A Ordinary Shares [Member]
Schedule of Condensed Balance Sheets [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 0.002	$ 0.002
Ordinary shares, share authorized (in Shares)	1,097,141,091	14,141,093
Ordinary shares, share issued (in Shares)	20,712,924	13,273,596
Ordinary shares, share outstanding (in Shares)	20,185,908	12,815,143
Class B Ordinary Shares [Member]
Schedule of Condensed Balance Sheets [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 0.002	$ 0.002
Ordinary shares, share authorized (in Shares)	2,858,909	2,858,909
Ordinary shares, share issued (in Shares)	2,858,909	2,858,909
Ordinary shares, share outstanding (in Shares)	2,858,909	2,858,909